Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	$ 3,014	$ 5,407
Trade receivables, net	2,081	1,311
Other receivables, deposits and prepayments	1,104	708
Inventories	4,105	4,848
Income tax recoverable	1,903	1,944
Current assets of discontinued operations		5
Total current assets	12,207	14,223
Deferred income tax assets
Other intangible assets, net	3,990	4,031
Property, plant and equipment
Buildings	9,948	9,719
Construction-in-progress	5,264	1,801
Plant and machinery	21,377	20,884
Furniture, fixtures and equipment	3,260	3,146
Motor vehicles	449	445
Total property, plant and equipment	40,298	35,995
Less: accumulated depreciation and impairment	(33,327)	(32,437)
Property, plant and equipment, net	6,971	3,558
Non-current assets of discontinued operations
Total assets	23,168	21,812
Current liabilities
Notes payable	1,870	1,333
Accounts payable	5,032	2,729
Accrued charges and deposits	2,347	2,199
Income tax liabilities	44	24
Current liabilities of discontinued operations		1,086
Total current liabilities	9,293	7,371
Income tax liabilities	2,595	2,595
Deferred income tax liabilities	2	19
Stockholders' equity
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: 2011 and 2012- 5,577,639, - outstanding shares: 2011 and 2012 - 5,246,903	17	17
Additional paid-in capital	21,765	21,765
Treasury stock at cost: 2011 and 2012 - 330,736 shares	(1,462)	(1,462)
Accumulated deficit	(11,834)	(10,932)
Accumulated other comprehensive income	2,792	2,439
Total stockholders' equity	11,278	11,827
Total liabilities and stockholders' equity	$ 23,168	$ 21,812